Restatement of Previously Issued Financial Statements (Details) - Schedule of company’s previously reported financial statements - USD ($)	4 Months Ended	5 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Oct. 19, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Additional paid-in-capital	5,153,561	5,153,561	5,002,442
Accumulated deficit	(154,158)	(154,158)	(3,122)
Stockholders’ equity	5,000,010	$ 5,000,010
Formation and operating costs	183,140
Change in fair value of warrant liability
Net loss	$ (154,158)
Basic and diluted weighted-average shares outstanding, Class A common shares subject to possible redemption (in Shares)	9,670,943
Basic and diluted weighted-average shares outstanding, Class A and Class B common stock (in Shares)	5,538,847
Basic and diluted net loss per share (in Dollars per share)	$ (0.03)
Class A common stock shares (in Shares)		1,073,446
Class A common stock amount		$ 107
Additional paid-in-capital	$ 5,153,561	5,153,561
Accumulated deficit	(154,158)	(154,158)
Total stockholders’ equity	5,000,010	5,000,010
Net loss		(154,158)
Change in fair value of warrant liability
Transaction costs allocated to warrant liability
Initial classification of warrant liability
Initial value of Class A common stock subject to possible redemption	192,286,166	192,286,166
Change in value of Class A common stock subject to possible redemption		(181,643)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	23,012,500	23,012,500	20,037,500
Additional paid-in-capital	3,579,370	3,579,370	604,409
Accumulated deficit	(3,579,606)	(3,579,606)	(604,606)
Stockholders’ equity	(9)	$ (9)
Formation and operating costs	604,606
Change in fair value of warrant liability	(2,975,000)
Net loss	$ (3,579,606)
Basic and diluted weighted-average shares outstanding, Class A common shares subject to possible redemption (in Shares)	(1,007,777)
Basic and diluted weighted-average shares outstanding, Class A and Class B common stock (in Shares)	1,007,777
Basic and diluted net loss per share (in Dollars per share)
Class A common stock shares (in Shares)		2,267,240
Class A common stock amount		$ 227
Additional paid-in-capital	$ 3,579,370	3,579,370
Accumulated deficit	(3,579,606)	(3,579,606)
Total stockholders’ equity	(9)	(9)
Net loss		(3,579,606)
Change in fair value of warrant liability		2,975,000
Transaction costs allocated to warrant liability		604,606
Initial classification of warrant liability		20,037,500
Initial value of Class A common stock subject to possible redemption	(20,037,500)	(20,037,500)
Change in value of Class A common stock subject to possible redemption		3,338,277
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	23,012,500	23,012,500	20,037,500
Additional paid-in-capital	8,732,931	8,732,931	5,606,851
Accumulated deficit	(3,733,764)	(3,733,764)	(607,728)
Stockholders’ equity	5,000,001	$ 5,000,001
Formation and operating costs	787,746
Change in fair value of warrant liability	(2,975,000)
Net loss	$ (3,733,764)
Basic and diluted weighted-average shares outstanding, Class A common shares subject to possible redemption (in Shares)	8,663,166
Basic and diluted weighted-average shares outstanding, Class A and Class B common stock (in Shares)	6,546,624
Basic and diluted net loss per share (in Dollars per share)	$ (0.57)
Class A common stock shares (in Shares)		3,340,686
Class A common stock amount		$ 334
Additional paid-in-capital	$ 8,732,931	8,732,931
Accumulated deficit	(3,733,764)	(3,733,764)
Total stockholders’ equity	5,000,001	5,000,001
Net loss		(3,733,764)
Change in fair value of warrant liability		2,975,000
Transaction costs allocated to warrant liability		604,606
Initial classification of warrant liability		20,037,500
Initial value of Class A common stock subject to possible redemption	172,248,666	172,248,666
Change in value of Class A common stock subject to possible redemption		3,156,634
Class A Common Stock [Member] | As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	192,104,523	192,104,523	192,286,166
Class A common stock	107	107	106
Class A Common Stock [Member] | Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	(23,012,491)	(23,012,491)	(20,037,500)
Class A common stock	227	227	197
Class A Common Stock [Member] | As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	169,092,032	169,092,032	172,248,666
Class A common stock	$ 334	$ 334	$ 303